Leases - Lease-Related Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Finance lease right-of-use assets (included in property, plant and equipment, net)	$ 5,916
Operating lease right-of-use assets	7,213	$ 7,200	$ 0
Total leased assets	13,129
Current finance lease liabilities	3,023
Current operating lease liabilities	2,452
Lease liabilities, current	5,475		2,404
Noncurrent finance lease liabilities	2,976
Noncurrent operating lease liabilities	5,765
Lease liabilities, noncurrent	8,741		$ 2,644
Total leased liabilities	$ 14,216
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, current
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, noncurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, noncurrent
Third Party
Lessee, Lease, Description [Line Items]
Finance lease right-of-use assets (included in property, plant and equipment, net)	$ 5,916
Operating lease right-of-use assets	5,819
Total leased assets	11,735
Current finance lease liabilities	3,023
Current operating lease liabilities	2,130
Lease liabilities, current	5,153
Noncurrent finance lease liabilities	2,976
Noncurrent operating lease liabilities	4,672
Lease liabilities, noncurrent	7,648
Total leased liabilities	12,801
Related Party
Lessee, Lease, Description [Line Items]
Finance lease right-of-use assets (included in property, plant and equipment, net)	0
Operating lease right-of-use assets	1,394
Total leased assets	1,394
Current finance lease liabilities	0
Current operating lease liabilities	322
Lease liabilities, current	322
Noncurrent finance lease liabilities	0
Noncurrent operating lease liabilities	1,093
Lease liabilities, noncurrent	1,093
Total leased liabilities	$ 1,415